Payables and Financial Liabilities - Summary of maturity analysis for liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current lease liabilities	$ 327,000	$ 610,000
Accounts payable	631,000	463,000
Current lease liabilities	731,000	788,000
Other Current liabilities	2,267,000	3,277
Total	3,956,000	5,138,000
Later than three months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable	631,000	463,000
Current lease liabilities	214,000	197,000
Other Current liabilities	1,619,000	1,260,000
Total	2,464,000	1,920,000
Later than three months and not later than six months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current lease liabilities	187,000	197,000
Other Current liabilities	121,000	1,624,000
Total	308,000	1,821,000
Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current lease liabilities	330,000	394,000
Other Current liabilities	527,000	393,000
Total	857,000	787,000
Later than one year and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current lease liabilities	327,000	610,000
Total	$ 327,000	$ 610,000